Other Income, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income, Net
Unrealized gain on marketable securities	$ 911,873	$ 180,112
Foreign exchange gain (loss)	(619,269)	64,650	$ 156,641
Others	187,891	374,988	133,398
Total	$ 480,495	$ 619,750	$ 290,039